Income taxes (Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	€ 272,610
Expiration Year: 2014 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	37,607
Expiration Year: 2015-2016 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Expiration Year: 2017 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	47,429
Expiration Year: 2018 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	44,664
Expiration Year: 2019 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	35,905
Expiration Year: 2020 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	4
Expiration Year: 2021 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	60,198
Expiration Year: 2022 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	28,556
Expiration Year: 2023-2028 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	0
Expiration Year: 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	14,343
Expiration Year: 2030 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	3,779
Unlimited (No Expiration) [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes	€ 125